Segment Reporting and Operations by Geographic Areas	9 Months Ended	12 Months Ended
	Aug. 31, 2015	Nov. 30, 2014
Segment Reporting and Operations by Geographic Areas
Segment Reporting and Operations by Geographic Areas

NOTE 13 — SEGMENT INFORMATION

The following table contains summarized financial information concerning our reportable segments:

	Three months ended		Nine months ended
	( dollar values in thousands )
	August 31, 2015	August 31, 2014	August 31, 2015	August 31, 2014

Net sales:
Wholesale	$16,022	$22,100	$50,800	$57,296
Retail	2,843	3,618	10,466	11,661

	$18,865	$25,718	$61,266	$68,957

Gross profit:
Wholesale	$6,385	$9,965	$18,907	$24,749
Retail	1,938	2,474	7,169	7,907

	$8,323	$12,439	$26,076	$32,656

Operating income (loss):
Wholesale	$3,530	$7,233	$10,199	$16,817
Retail	(1,018)	(574)	(1,362)	(1,116)
Corporate and other	(6,901)	(6,042)	(20,574)	(17,325)

	$(4,389)	$617	$(11,737)	$(1,624)

	Nine months ended
	August 31, 2015	August 31, 2014
Capital expenditures:
Wholesale	$—	$—
Retail	102	95
Corporate and other	—	—
Discontinued operations	349	470

	$451	$565

	August 31, 2015	November 30, 2014
Total assets:
Wholesale	$22,098	$34,234
Retail	4,808	6,975
Corporate and other	72,091	75,416
Assets of discontinued operations	72,532	87,324

	$171,529	$203,949

15. Segment Reporting and Operations by Geographic Areas

Segment Reporting

        The following table (in thousands) contains summarized financial information concerning our reportable segments:

	Year ended
	2014	2013	2012
Net sales:
Wholesale	$68,377	$15,621	$—
Retail	15,848	12,796	9,484

	$84,225	$28,417	$9,484

Gross profit:
Wholesale	$29,006	$5,227	$—
Retail	10,717	8,739	6,649

	$39,723	$13,966	$6,649

Operating (loss) income:
Wholesale	$18,550	$3,700	$—
Retail	(1,774)	(1,020)	78
Corporate and other	(47,444)	(11,989)	(4,722)

	$(30,668)	$(9,309)	$(4,644)

Capital expenditures:
Wholesale	$—	$129	$—
Retail	87	1,337	1,384
Corporate and other	254	14	—
Assets held for sale	424	655	1,395

	$765	$2,135	$2,779

Total assets:
Wholesale	$34,234	$38,034	$—
Retail	6,707	6,534	5,112
Corporate and other	75,761	98,512	18,704
Assets held for sale	87,247	79,943	62,208

	$203,949	$223,023	$86,024

Operations by Geographic Areas

        Currently, we do not have any material reportable operations outside of the United States.